COMMITMENTS	12 Months Ended
Dec. 31, 2016
COMMITMENTS [Abstract]
COMMITMENTS
24.	COMMITMENTS

(a)	Operating leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2018 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2014, 2015 and 2016 were $1,316, $1,507 and $1,988, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2017	$2,364
2018	2,067
2019	96

$4,527

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines, trains and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2029 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2014, 2015 and 2016  were $71,533, $64,752 and $17,264 respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2017	$29,621
2018	22,426
2019	19,061
2020	17,193
2021	864
thereafter	6,049

$95,214